Balances and Transactions With Related Parties and Key Officers (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2019
Chief Executive Officer and Chief Medical Officer [Member]
Disclosure of transactions between related parties [line items]
One-time payments	$ 120	$ 196